Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Accumulated Other Comprehensive Loss
Pension and postretirement funded status adjustment tax impact	$ 1,268	$ 7,857	$ 7,348
Retained Earnings
Cash dividends declared per share	$ 0.44	$ 0.40	$ 0.40
Capital in Excess of Par Value
Tax benefits on restricted stock dividends	$ 9	$ 8	$ 7